Share-based compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based payment arrangements
Unrecognized stock-based compensation expense relating to stock options	$ 13.7	$ 18.3
Stock options
Share-based payment arrangements
Weighted-average amortization period	2 years	2 years 3 months 21 days
Performance stock units
Share-based payment arrangements
Weighted-average amortization period	1 year 4 months 28 days	2 years 2 months 12 days
Unrecognized stock-based compensation expense	$ 2.3	$ 5.3
RSUs
Share-based payment arrangements
Weighted-average amortization period	1 year 11 months 12 days	1 year 9 months 29 days
Unrecognized stock-based compensation expense	$ 15.7	$ 17.9
2018 Long Term Incentive Plan | SVS
Share-based payment arrangements
Percent of shares reserved for future issuance	10.00%